Earnings per Share - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Dividends declared	$ 0	$ 0	$ 0
Unvested restricted stock units	327,550